Proskauer Rose LLP Eleven Times Square New York, NY 10036

February 9, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.
Washington, D.C. 20549

Attention:        Mr. Raymond Be

Re:	CPG Vintage Access Fund VI, LLC (File No. 811-23835)

Dear Mr. Be:

On behalf of CPG Vintage Access Fund VI, LLC (the "Fund"), transmitted for filing with the Securities and Exchange Commission (the "Commission") is Amendment No. 2 (the "Amendment") to the Fund's Registration Statement on Form N-2 (the "Registration Statement") under the Investment Company Act of 1940, as amended.

The Amendment is being filed in order to update certain disclosures and file an exhibit. In accordance with Accounting and Disclosure Information 2018-04, concurrently herewith we are emailing you a version of the Confidential Memorandum that is marked to show changes from the version included in the Registration Statement filed with the Commission on January 11, 2023.

Please direct any questions or comments regarding the Fund's Registration Statement to me at (212) 969-3350 (scoleman@proskauer.com).

Very truly yours,

/s/ Stuart H. Coleman
Stuart H. Coleman

cc: Wendy Li